Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

	December 31, 2022	December 31, 2021
Trade and other receivables	1,030,726	1,056,023

Summary of Aging of Trade and Other Receivables	The aging of trade and other receivables at the reporting date was:

	Total 2022	Impairment 2022	Total 2021	Impairment 2021
Not past due	696,357	1,124	772,077	462
Past due 1 – 30 days	184,907	2,904	178,641	2,732
Past due 31 – 60 days	83,676	8,712	63,634	8,195
Past due more than 60 days	94,824	16,298	68,988	15,928
	1,059,764	29,038	1,083,340	27,317

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

	2022	2021
Balance, beginning of year	27,317	11,528
Business combinations	127	9,561
Sale of business	(1,914)	-
Bad debt expenses	19,644	10,854
Amount written off and recoveries	(14,129)	(4,372)
Effect of movements in exchange rates	(2,007)	(254)
Balance, end of year	29,038	27,317

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment
The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years

2022

Trade and other payables	708,768	708,768	708,768	-	-	-
Long-term debt	1,315,757	1,659,085	80,916	268,727	229,969	1,079,473
Other financial liability	8,775	8,775	8,775	-	-	-
	2,033,300	2,376,628	798,459	268,727	229,969	1,079,473

2021 *

Trade and other payables	861,908	861,908	861,908	-	-	-
Long-term debt	1,608,094	1,896,085	404,454	283,736	463,538	744,357
Other financial liability	8,674	8,674	1,561	7,056	57	-

	2,478,676	2,766,667	1,267,923	290,792	463,595	744,357
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk	The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2022	2021

Trade and other receivables	50,732	50,192
Trade and other payables	(8,301)	(4,804)
Long-term debt	(1,079,774)	(903,556)

Balance sheet exposure	(1,037,343)	(858,168)
Long-term debt designated as investment hedge	1,080,000	900,000

Net balance sheet exposure	42,657	41,832

Summary of Exchange Rates Applied
The Group estimates its annual net USD denominated cash flow from operating activities at approximately $710 million (2021 - $720 million). This cash flow is earned evenly throughout the year.
The following exchange rates applied during the year:

	December 31, 2022	December 31, 2021

Average USD for the year ended	1.3013	1.2535
Closing USD as at	1.3554	1.2637

Summary of Sensitivity Analysis
Sensitivity analysis
A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2021.

	2022		2021
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(7,653)	7,653	(6,791)	6,791
Long-term debt designated as investment hedge	7,968	(7,968)	7,122	(7,122)
Net balance sheet exposure	315	(315)	331	(331)

Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives
At December 31, 2022 and 2021, the interest rate profile of the Group’s carrying amount interest-bearing financial instruments excluding the effects of interest rate derivatives was:

	2022	2021
Fixed rate instruments	1,315,757	1,044,244
Variable rate instruments	-	563,850
	1,315,757	1,608,094

Summary of Amounts Increased (Decreased) Equity and Net Income or Net Loss due to 1% Change in Interest Rates	A 1% change in interest rates at the reporting date would have increased (decreased) equity and net income or net loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2021
.

	2022		2021
	1% increase	1% decrease	1% increase	1% decrease
Interest on variable rate instrument	-	-	(4,156)	4,156

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios
The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2022	2021*
Long-term debt	1,315,757	1,608,094
Shareholders’ equity	2,463,070	2,310,355
Debt-to-equity ratio	0.53	0.70
Debt-to-capitalization ratio 1	0.35	0.41
1
Long-term debt divided by the sum of shareholders’ equity and long-term debt.
* Recasted
in fiscal 2022 for adjustments made to
 provisional amounts of UPS Freight prior year’s business combination (see note 5d))

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position
The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2022		December 31, 2021 *

	Carrying	Fair	Carrying	Fair

	Amount	Value	Amount	Value

Financial assets

Assets carried at fair value

Investment in equity securities	85,964	85,964	31,391	31,391

Assets carried at amortized cost

Trade and other receivables	1,030,726	1,030,726	1,056,023	1,056,023

	1,116,690	1,116,690	1,087,414	1,087,414

Financial liabilities

Liabilities carried at fair value

Other financial liability	19,657	19,657	18,599	18,599

Liabilities carried at amortized cost

Trade and other payables	708,768	708,768	861,908	861,908

Long-term debt	1,315,757	1,300,591	1,608,094	1,378,813

	2,044,182	2,029,016	2,488,601	2,259,320
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
Schedule of Interest Rates Used to Discount Estimated Cash Flows	The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at December 31 plus an adequate credit spread, and were as follows:

	2022	2021

Long-term debt	3.4%	2.1%